Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance - December 2020 Convertible Debenture and Warrants [Member]
12 Months Ended
Dec. 31, 2021 $ / shares
Series A [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.32
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 1.01
Series B [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	2 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	49.61%
Risk-free interest Rate	0.20%
Initial fair value per share (in Dollars per share)	$ 0.58
Series C [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	7 years
Stock price (in Dollars per share)	$ 2.4
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 0.83